DEBT - Schedule of Long-Term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Components of long-term debt:
Total debt, net of deferred finance charges	$ (1,216,730)	$ (1,189,324)
Less: Current portion of long-term debt and short-term debt	342,566	344,778
Long-term debt	(874,164)	(844,546)
Repayments of long-term debt:
2024	(343,781)
2025	(318,802)
2026	(93,833)
2027	(58,333)
2028	(58,333)
2029 and thereafter	(367,501)
Total	(1,240,583)	(1,210,279)
Deferred finance charges	23,853	20,955
Total debt, net of deferred financing costs	(1,216,730)	$ (1,189,324)
VIE debt
Repayments of long-term debt:
2024	(300,025)
2025	(60,600)
2026	(35,500)
2027	0
2028	0
2029 and thereafter	0
Total	(396,125)
Deferred finance charges	2,932
Total debt, net of deferred financing costs	(393,193)
Golar debt
Repayments of long-term debt:
2024	(43,756)
2025	(258,202)
2026	(58,333)
2027	(58,333)
2028	(58,333)
2029 and thereafter	(367,501)
Total	(844,458)
Deferred finance charges	20,921
Total debt, net of deferred financing costs	$ (823,537)